Cover	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35521
Entity Registrant Name	CLEARSIGN TECHNOLOGIES CORPORATION
Entity Central Index Key	0001434524
Entity Tax Identification Number	26-2056298
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	12870 Interurban Avenue South
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98168
City Area Code	206
Local Phone Number	673-4848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CLIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false